FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Jun. 30, 2018
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES [Abstract]
Credit Risk
The carrying amount of the Group's financial assets represents the maximum credit risk exposure, as represented below:
		2018	2017
	Note	US$	US$
Cash and cash equivalents	5	7,238,489	3,536,318
Trade and other receivables	6	72,110	33,977
		7,310,599	3,570,295

Contractual Maturities of Financial Liabilities
The contractual maturities of financial liabilities, including estimated interest payments, are provided below. There are no netting arrangements in respect of financial liabilities.
	≤6 Months	6-12 Months	1-5 Years	≥5 Years	Total
	US$	US$	US$	US$	US$
2018 Group Financial Liabilities
Trade and other payables	1,989,084	—	—	—	1,989,084
	1,989,084	—	—	—	1,989,084
2017 Group Financial Liabilities
Trade and other payables	483,427	—	—	—	483,427
	483,427	—	—	—	483,427

(d)	Interest Rate Risk

Interest-Bearing Financial Instruments
At the reporting date, the interest rate profile of the Group's interest-bearing financial instruments was:
		2018	2017
	Note	US$	US$
Interest-bearing financial instruments
Cash at bank and on hand	5	2,714,776	844,118
Short term deposits	5	4,523,713	2,692,200
		7,238,489	3,536,318

Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial Instruments Denominated in Foreign Currencies
At the reporting date, had the US$ appreciated or depreciated against the A$, as illustrated in the table below, profit or loss and equity would have been affected by the amounts shown below. This analysis assumes that all other variables remain constant.
	Profit or loss		Other Comprehensive Income
	10% Increase US$	10% Decrease US$	10% Increase US$	10% Decrease US$
2018 Group	186,344	(186,344)	186,344	(186,344)
2017 Group	343,121	(343,121)	343,121	(343,121)

(f)	Commodity Price Risk

Interest Rate Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis
A 1% (100 basis points) movement in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The analysis is performed on the same basis for 2017.
	Profit or loss		Equity
	+1%	-1%	+1%	-1% %
	US$	US$	US$	US$
2018 Group
Cash and cash equivalents	64,857	(64,857)	64,857	(64,857)

2017 Group
Cash and cash equivalents	34,970	(34,918)	34,970	(34,918)

Foreign Currency Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis
At the reporting date, the Group’s exposure to financial instruments denominated in foreign currencies was:
A$ denominated financial assets and liabilities	2018 A$ exposure (US$ Equivalent)	2017 A$ exposure (US$ Equivalent)
Financial assets
Cash and cash equivalents	1,971,129	3,496,163
Trade and other receivables	35,493	10,508
Financial liabilities
Trade and other payables	143,181	75,463
Net exposure	1,863,441	3,431,208